Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of employee benefit expenses

	31 December 2022	31 December 2021	31 December 2020
Wages and salaries (*)	6,319,471	6,795,403	6,681,680
Employee termination benefits (**)	84,262	99,102	91,099
Defined contribution plans	64,309	66,401	70,379
	6,468,042	6,960,906	6,843,158
(*)	Wages and salaries include compulsory social security contributions, bonuses and share based payments.
(**)

Remeasurements of employee termination benefits for the years ended 31 December 2022, 2021 and 2020 amounting to TL 1,107,508, TL 328,711 and TL 117,779 respectively are reflected in other comprehensive income.